PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 286	$ 284	$ 463
Provision for impairment of property and equipment		226	$ 716
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	300	300
Provision for impairment of property and equipment		$ 200